Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2019	2020
Prepayment of advertising fees	$10,105	$32,206
Advances to suppliers	1,018,164	1,529,912
VAT refund receivable	222,847	190,790
Interest receivable	24,908	21,205
Prepayment of office rental	47,845	84,740
Advances to employees	397,885	556,554
Advances to consulting service fees	153,444	929
Consideration receivable	77,749	78,097
Other current assets	459,994	680,848
	$2,412,941	$3,175,281